Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
GROSS MARGIN	$ 8,474	$ 15,424
SALES (Note 3)	29,056	37,884
Freight, transportation and distribution (Note 4)	974	872
Cost of goods sold (Note 4)	19,608	21,588
Other expenses (income) (Note 6)	548	204
EARNINGS BEFORE FINANCE COSTS AND INCOME TAXES	2,745	10,809
Finance costs (Note 7)	793	563
EARNINGS BEFORE INCOME TAXES	1,952	10,246
Income tax (recovery) expense (Note 8)	670	2,559
NET EARNINGS	1,282	7,687
Profit (loss), attributable to owners of parent	1,258	7,660
Profit (loss), attributable to non-controlling interests	$ 24	$ 27
NET EARNINGS (LOSS) PER SHARE FROM CONTINUING OPERATIONS (Note 9)
Basic earnings (loss) per share	$ 2.53	$ 14.22
Diluted earnings (loss) per share	$ 2.53	$ 14.18
Weighted average shares outstanding for basic EPS (Note 9)	496,381,000	538,475,000
Weighted average shares outstanding for diluted EPS (Note 9)	496,994,000	540,010,000
Profit (loss)	$ 1,282	$ 7,687
Selling expenses (Note 4)	3,397	3,414
General and administrative expenses (Note 4)	626	565
Share-based compensation (Note 5)	(14)	63
Impairment of assets (Note 13 and 14)	(309)
Impairment (Reversal of impairmen) of assets	774	(780)
Provincial Mining Taxes Expense	$ 398	$ 1,149